STOCK-BASED COMPENSATION PLAN - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options exercised		$ 6,244	$ 48
Unamortized stock-based compensation costs		$ 16,949
Weighted average period of recognition for unamortized stock-based compensation costs		2 years 1 month 24 days
Percentage of potential increase of shares authorized		5.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)		3,392,153
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average estimated fair value of options granted using Black-Scholes options pricing model (in USD per share)		$ 5.63	$ 0.65
2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)		15,482,675
2014 Equity Incentive Plan | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)		0	0
2014 Equity Incentive Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)		0	0
2014 Equity Incentive Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)		0	0
2014 Equity Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting of shares (in shares)		0	0
Share expiration period		10 years
Award vesting period		4 years
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)		12,210,000
Shares available for future grant (in shares)		9,785,574
Potential increase of shares authorized (in shares)		15,260,000
2021 Equity Incentive Plan | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares authorized for issuance (in shares)	5,400,000
2021 Equity Incentive Plan | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)		0
2021 Equity Incentive Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)		0
2021 Equity Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share expiration period		10 years
Award vesting period		4 years
2021 Equity Incentive Plan | Non-qualified Stock Options (NSOs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)		0
2021 Equity Incentive Plan | Incentive Stock Options (ISOs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)		0